Supplement to the
Fidelity® Health Savings Fund and Fidelity® Health Savings Index Fund
November 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

HSI-SSTK-0424-101-1.9910603.101	April 2, 2024

Supplement to the
Fidelity® Health Savings Fund
Class K
November 29, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

HSF-K-SSTK-0424-101-1.9910602.101	April 2, 2024